SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], USD $)	3 Months Ended
Apr. 04, 2014
Subsequent Event [Member]
Subsequent Event [Line Items]
Debenture issued	$ 500,000
Additional Debenture received	$ 500,000
Debentures discount	8.00%
Maturity Time	12 months
Interest paid on Debenture	12.00%